J.P. MORGAN FUNDS

JPMorgan Multi-Sector Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 17, 2011

to the Statement of Additional Information dated November 18, 2010

Effective immediately, the information in the Statement of Additional Information Part I under the headings “Portfolio Managers — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of February 28, 2011:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($thousands)
Multi-Sector Income Fund
Robert C. Michele	0	$0	1	$271,234	0	$0
Nicholas J. Gartside	0	0	1	271,234	0	0
Iain T. Stealey	0	0	0	0	0	0
Matthew G. Pallai	0	0	2	318,833	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2011:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($thousands)
Multi-Sector Income Fund
Robert C. Michele	0	$0	1	$166,563	0	$0
Nicholas J. Gartside	0	0	1	166,563	0	0
Iain T. Stealey	0	0	0	0	0	0
Matthew G. Pallai	0	0	1	8,754	1	29,967

SUP-SAI-MSI-511

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 28, 2011:

Aggregate Dollar Range of Securities in the Fund

Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Multi-Sector Income Fund
Robert C. Michele	X
Nicholas J. Gartside	X
Iain T. Stealey	X
Matthew G. Pallai	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE